Restatements of Prior Financial Informations	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
RESTATEMENTS OF PRIOR FINANCIAL INFORMATIONS

3.	RESTATEMENTS OF PRIOR FINANCIAL INFORMATIONS

The Company has restated its audited consolidated statements of comprehensive loss for the year ended December 31, 2018. The Company identified an error in audited consolidated statements of comprehensive loss. The Company erroneously presented foreign currency translation adjustments of $73,987 as gain on its audited consolidated statements of comprehensive losses for the year ended December 31, 2018, and the calculation for comprehensive loss was affected. The Company has determined that it would be appropriate to make adjustments to correct such error. The adjustments for restatement represent correction to the foreign currency translation adjustment and comprehensive loss. The restatements did not affect consolidated balance sheets, consolidated statements of operations, consolidated statements of changes in stockholders' equity and consolidated statements of cash flows for the year ended December 31, 2018.

The restatement of consolidated statements of comprehensive loss for the year ended December 31, 2018 is as follows:

	For the Year Ended December 31, 2018
	As previously reported	Adjustments	As restated

Comprehensive Loss:
Net Loss	(3,562,967)		(3,562,967)

Foreign currency translation adjustment	73,987	(147,974)	(73,987)

Comprehensive loss	(3,488,980)	(147,974)	(3,636,954)

Less: comprehensive income (loss) attributable to non-controlling interest	(1,579,638)		(1,579,638)
Comprehensive loss attributable to the Company	(1,909,342)	(147,974)	$(2,057,316)